UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin New York Tax-Free Income Fund
Class A [FNYQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.78%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,797,288,102
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	6.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	1115-STSR-1024

Franklin New York Tax-Free Income Fund
Class A1 [FNYTX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$32	0.63%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,797,288,102
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	6.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	115-STSR-1024

Franklin New York Tax-Free Income Fund
Class C [FNYIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.18%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,797,288,102
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	6.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	215-STSR-1024

Franklin New York Tax-Free Income Fund
Class R6 [FKTJX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.49%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,797,288,102
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	6.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	8115-STSR-1024

Franklin New York Tax-Free Income Fund
Advisor Class [FNYAX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$27	0.53%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,797,288,102
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	6.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	615-STSR-1024

Item 2. Code of Ethics. N/A

Item 3. Audit Committee Financial Expert. N/A

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin New York
Tax-Free Income
Fund
Financial Statements and Other Important Information
Semiannual | August 31, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 19
Notes to Financial Statements (unaudited) 23
Changes In and Disagreements with Accountants 30
Results of Meeting(s) of Shareholders 30
Remuneration Paid to Directors, Officers and Others 30
Board Approval of Management and Subadvisory Agreements 30

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
Year Ended
May 31, 2019
c
2024
a
2023 2021 2020
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $10.02 $9.72 $10.83 $11.38 $11.09 $11.10 $10.75
Income from investment
operations
d
:
Net investment income
e
. 0.16 0.30 0.27 0.19 0.28 0.29 0.24
Net realized and
unrealized gains (losses) 0.03 0.30 (1.11) (0.55) 0.29 (0.01) 0.34
Total from investment
operations ............. 0.19 0.60 (0.84) (0.36) 0.57 0.28 0.58
Less distributions from:
Net investment income .. (0.16) (0.30) (0.27) (0.19) (0.28) (0.29) (0.23)
Net asset value, end of
period ................ $10.05 $10.02 $9.72 $10.83 $11.38 $11.09 $11.10
Total return
f
............ 1.89% 6.29% (7.77)% (3.25)% 5.15% 2.51% 5.46%
Ratios to average net
assets
g
Expenses
h
............ 0.78% 0.75% 0.81% 0.82% 0.78% 0.78% 0.78%
Net investment income ... 3.10% 3.08% 2.74% 2.21% 2.48% 2.59% 3.09%
Supplemental data
Net assets, end of period
(000’s) ............... $354,551 $361,554 $351,002 $409,409 $367,358 $291,562 $177,982
Portfolio turnover rate .... 6.08% 15.99% 22.81% 11.94% 12.15% 21.27% 19.78%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
For the period September 10, 2018 (effective date) to May 31, 2019.
d
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
e
Based on average daily shares outstanding.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020 2019
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $10.03 $9.73 $10.84 $11.39 $11.10 $11.10 $10.86
Income from investment
operations
c
:
Net investment income
d
. 0.16 0.32 0.29 0.20 0.30 0.31 0.35
Net realized and
unrealized gains (losses) 0.02 0.29 (1.12) (0.55) 0.28 (0.01) 0.25
Total from investment
operations ............. 0.18 0.61 (0.83) (0.35) 0.58 0.30 0.60
Less distributions from:
Net investment income .. (0.16) (0.31) (0.28) (0.20) (0.29) (0.30) (0.36)
Net asset value, end of
period ................ $10.05 $10.03 $9.73 $10.84 $11.39 $11.10 $11.10
Total return
e
........... 1.87% 6.44% (7.63)% (3.13)% 5.31% 2.75% 5.67%
Ratios to average net
assets
f
Expenses
g
............ 0.63% 0.60% 0.66% 0.67% 0.63% 0.63% 0.63%
Net investment income ... 3.25% 3.23% 2.89% 2.36% 2.63% 2.74% 3.24%
Supplemental data
Net assets, end of period
(000’s) ............... $1,799,531 $1,891,646 $2,010,712 $2,514,275 $2,775,454 $2,902,606 $3,192,168
Portfolio turnover rate .... 6.08% 15.99% 22.81% 11.94% 12.15% 21.27% 19.78%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020 2019
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $10.02 $9.72 $10.82 $11.38 $11.08 $11.09 $10.85
Income from investment
operations
c
:
Net investment income
d
. 0.14 0.26 0.23 0.15 0.24 0.24 0.29
Net realized and
unrealized gains (losses) 0.02 0.30 (1.10) (0.56) 0.29 (0.01) 0.25
Total from investment
operations ............. 0.16 0.56 (0.87) (0.41) 0.53 0.23 0.54
Less distributions from:
Net investment income .. (0.14) (0.26) (0.23) (0.15) (0.23) (0.24) (0.30)
Net asset value, end of
period ................ $10.04 $10.02 $9.72 $10.82 $11.38 $11.08 $11.09
Total return
e
........... 1.59% 5.86% (8.06)% (3.62)% 4.83% 2.10% 5.10%
Ratios to average net
assets
f
Expenses
g
............ 1.18% 1.15% 1.21% 1.22% 1.18% 1.18% 1.18%
Net investment income ... 2.70% 2.67% 2.33% 1.82% 2.10% 2.19% 2.69%
Supplemental data
Net assets, end of period
(000’s) ............... $55,149 $64,099 $89,134 $129,772 $202,215 $257,275 $332,093
Portfolio turnover rate .... 6.08% 15.99% 22.81% 11.94% 12.15% 21.27% 19.78%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020 2019
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $10.04 $9.74 $10.85 $11.41 $11.11 $11.12 $10.88
Income from investment
operations
c
:
Net investment income
d
. 0.17 0.33 0.30 0.21 0.31 0.32 0.36
Net realized and
unrealized gains (losses) 0.03 0.30 (1.11) (0.55) 0.30 (0.01) 0.25
Total from investment
operations ............. 0.20 0.63 (0.81) (0.34) 0.61 0.31 0.61
Less distributions from:
Net investment income .. (0.17) (0.33) (0.30) (0.22) (0.31) (0.32) (0.37)
Net asset value, end of
period ................ $10.07 $10.04 $9.74 $10.85 $11.41 $11.11 $11.12
Total return
e
........... 2.04% 6.55% (7.48)% (3.10)% 5.54% 2.80% 5.80%
Ratios to average net
assets
f
Expenses
g
............ 0.49% 0.49% 0.51% 0.50% 0.50% 0.50% 0.50%
h
Net investment income ... 3.39% 3.34% 3.04% 2.52% 2.76% 2.87% 3.37%
Supplemental data
Net assets, end of period
(000’s) ............... $106,154 $98,748 $86,891 $97,268 $89,785 $71,991 $62,689
Portfolio turnover rate .... 6.08% 15.99% 22.81% 11.94% 12.15% 21.27% 19.78%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020 2019
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $10.04 $9.74 $10.84 $11.40 $11.10 $11.11 $10.87
Income from investment
operations
c
:
Net investment income
d
. 0.17 0.33 0.30 0.21 0.31 0.32 0.36
Net realized and
unrealized gains (losses) 0.02 0.29 (1.11) (0.56) 0.29 (0.02) 0.25
Total from investment
operations ............. 0.19 0.62 (0.81) (0.35) 0.60 0.30 0.61
Less distributions from:
Net investment income .. (0.17) (0.32) (0.29) (0.21) (0.30) (0.31) (0.37)
Net asset value, end of
period ................ $10.06 $10.04 $9.74 $10.84 $11.40 $11.10 $11.11
Total return
e
........... 1.92% 6.54% (7.44)% (3.15)% 5.50% 2.76% 5.77%
Ratios to average net
assets
f
Expenses
g
............ 0.53% 0.50% 0.57% 0.57% 0.53% 0.53% 0.53%
Net investment income ... 3.35% 3.35% 3.01% 2.46% 2.73% 2.84% 3.34%
Supplemental data
Net assets, end of period
(000’s) ............... $481,902 $489,421 $328,181 $277,600 $287,411 $266,050 $220,727
Portfolio turnover rate .... 6.08% 15.99% 22.81% 11.94% 12.15% 21.27% 19.78%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 6,887,395
Total Corporate Bonds (Cost $ 6,700,000 ) .......................................
6,887,395
Municipal Bonds 98.2%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 5,800,000 5,138,966
Florida 1.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 18,760,000 16,758,019
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-2 , 5.5% , 12/01/30 .............................................. 2,770,000 2,510,617
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 3,990,000 2,888,523
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 23,200,000 18,410,520
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 15,500,000 13,775,625
54,343,304
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 9,777,930
Illinois 1.0%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 12/15/42 ........................................... 6,970,000 6,887,777
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 10,310,000 9,598,834
State of Illinois ,
GO , 2003 , 5.1% , 6/01/33 ............................................ 4,705,882 4,737,160
GO , 2020 B , 5% , 10/01/29 ........................................... 1,000,000 1,096,730
GO , 2021 A , 5% , 3/01/31 ............................................ 650,000 723,731
GO , 2021 A , 5% , 3/01/32 ............................................ 500,000 553,941
GO , 2021 A , 5% , 3/01/34 ............................................ 2,000,000 2,202,386
GO , 2021 A , 4% , 3/01/38 ............................................ 2,600,000 2,586,289
28,386,848
Kentucky 0.2%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 7,600,000 6,071,780
New Jersey 0.5%
New Jersey Economic Development Authority , State of New Jersey , Revenue , 2021
QQQ , 4% , 6/15/50 ................................................. 1,500,000 1,443,315
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 4,750,000 4,994,244
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 1,500,000 1,496,173
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 5,000,000 4,831,574
12,765,306
New York 89.7%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences , Revenue , 2022 A , Refunding ,
5.25% , 12/01/38 ................................................. 6,505,000 6,846,723
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 D , 4% ,
11/01/51 ....................................................... 2,000,000 1,934,464

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Albany Capital Resource Corp., (continued)
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.75% , 6/01/54 .... $ 1,200,000 $ 1,202,291
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 5% , 6/01/64 ....... 2,250,000 2,272,288
Allegany County Capital Resource Corp. ,
Alfred University , Revenue , 2024 , 5.25% , 4/01/49 .......................... 1,700,000 1,784,087
Alfred University , Revenue , 2024 , 5.25% , 4/01/54 .......................... 3,000,000 3,124,980
Battery Park City Authority ,
Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ............................. 6,130,000 6,556,653
Revenue, Senior Lien , 2023 A , 5% , 11/01/48 ............................. 20,000,000 22,175,846
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/45 1,500,000 1,427,789
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/55 8,000,000 7,209,061
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 1,600,000 1,544,260
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ 1,530,000 1,407,998
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/47 ........................................................ 1,160,000 1,008,789
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding ,
AGMC Insured , 3% , 4/01/45 ........................................ 7,045,000 5,531,249
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group , Revenue , 2015 , 5.25% , 7/01/35 ....... 1,000,000 987,744
Catholic Health System Obligated Group , Revenue , 2015 , 5% , 7/01/40 ......... 1,000,000 954,650
D'Youville University , Revenue , 2020 A , Refunding , 4% , 11/01/50 .............. 2,500,000 2,094,464
Build NYC Resource Corp. ,
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 385,367
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 700,000 698,469
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 844,185
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 713,785
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 600,000 616,992
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 725,000 735,046
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/56 ...... 570,000 575,898
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/52 ............ 4,000,000 4,173,328
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/57 ............ 1,000,000 1,040,720
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 1,500,000 1,556,091
c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 2,048,838
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 .................
1,010,000 1,095,055
City of New Rochelle , Iona College , Revenue , 2015 A , Refunding , 5% , 7/01/45 .....
2,675,000 2,684,490
City of New York ,
GO , 2017 B , 5% , 12/01/41 ........................................... 7,000,000 7,218,559
GO , 2018 B-1 , 5% , 10/01/38 ......................................... 6,250,000 6,549,514
GO , 2018 E-1 , 5% , 3/01/40 .......................................... 14,330,000 15,053,165
GO , 2018 E-1 , 5% , 3/01/44 .......................................... 12,500,000 13,046,305
GO , 2018 F-1 , 5% , 4/01/40 .......................................... 16,210,000 17,045,959
GO , 2018 F-1 , 5% , 4/01/45 .......................................... 10,000,000 10,431,427
GO , 2019 D-1 , 4% , 12/01/43 ......................................... 10,000,000 9,858,235
GO , 2022 D-1 , 5.25% , 5/01/41 ........................................ 1,500,000 1,678,032
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,927,770
GO , 2023 E-1 , 4% , 4/01/45 .......................................... 3,000,000 2,962,376
GO , 2023 E-1 , 5.25% , 4/01/47 ........................................ 10,000,000 11,046,494
GO , 2024 C , 5.25% , 3/01/53 ......................................... 7,750,000 8,558,261
GO , 2024 D , 5.25% , 4/01/54 ......................................... 2,000,000 2,208,448
d
GO , 2025 C-1 , 5.25% , 9/01/50 ........................................ 1,000,000 1,111,246
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/32 ...... 175,000 188,855

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/33 ...... $ 185,000 $ 198,891
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/34 ...... 500,000 537,345
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... 200,000 200,016
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... 200,000 198,613
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... 250,000 246,301
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 250,000 242,264
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... 100,000 95,616
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 94,764
Nuvance Health Obligated Group , Revenue , 2016 B , 5% , 7/01/31 ............. 10,550,000 10,779,214
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/44 ..... 1,900,000 1,822,839
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/49 ..... 4,425,000 4,234,692
Vassar College , Revenue , 2017 , Refunding , 5% , 7/01/42 .................... 5,000,000 5,162,058
Vassar College , Revenue , 2017 , Refunding , 4% , 7/01/46 .................... 5,715,000 5,651,478
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 4,250,000 4,436,300
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,250,000 1,288,993
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 5,250,000 5,380,038
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/39 ................. 575,000 579,427
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/40 ................. 715,000 716,602
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/41 ................. 625,000 621,267
Hofstra University , Revenue , 2021 A , Refunding , 3% , 7/01/51 ................. 3,000,000 2,239,592
Hudson Yards Infrastructure Corp. ,
Revenue , 2017 A , Refunding , 5% , 2/15/42 ............................... 15,000,000 15,494,423
Revenue , 2017 A , Refunding , AGMC Insured , 4% , 2/15/47 ................... 13,680,000 13,414,947
Long Island Power Authority ,
Revenue , 2016 B , Refunding , 5% , 9/01/41 ............................... 15,250,000 15,710,350
Revenue , 2018 , 5% , 9/01/39 ......................................... 5,000,000 5,299,220
Revenue , 2021 A , Refunding , 4% , 9/01/42 ............................... 1,500,000 1,526,392
Revenue , 2022 A , Refunding , 5% , 9/01/44 ............................... 3,000,000 3,310,064
Revenue , 2023 E , 5% , 9/01/53 ........................................ 3,500,000 3,808,078
Revenue , 2024 A , Refunding , 5% , 9/01/54 ............................... 8,000,000 8,755,149
Revenue , 2024 A , Refunding , 5.25% , 9/01/54 ............................. 2,500,000 2,794,022
Metropolitan Transportation Authority ,
Revenue , 2015 C-1 , Refunding , 5% , 11/15/35 ............................ 5,000,000 5,093,201
Revenue , 2016 B , Refunding , 5% , 11/15/33 .............................. 6,000,000 6,213,505
Revenue , 2016 B , Refunding , 5% , 11/15/35 .............................. 4,000,000 4,131,158
Revenue , 2016 B , Refunding , 5% , 11/15/37 .............................. 18,500,000 19,059,033
Revenue , 2016 D , Refunding , 5% , 11/15/30 .............................. 10,305,000 10,713,964
Revenue , 2017 A-1 , Refunding , 5% , 11/15/51 ............................. 2,505,000 2,570,299
Revenue , 2017 C-1 , Refunding , 5% , 11/15/30 ............................ 6,215,000 6,668,844
Revenue , 2017 D , Refunding , 4% , 11/15/42 .............................. 20,000,000 19,746,522
Revenue , 2017 D , Refunding , 4% , 11/15/46 .............................. 5,000,000 4,838,398
Revenue , 2019 C , AGMC Insured , 4% , 11/15/45 ........................... 8,000,000 7,864,750
Revenue , 2020 A-1 , 5% , 11/15/48 ..................................... 17,000,000 17,795,236
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 2,950,000 3,025,926
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 9,150,000 9,554,694
Revenue , 2020 D , 5% , 11/15/44 ....................................... 15,000,000 15,910,307
Revenue , 2020 D , 4% , 11/15/50 ....................................... 10,000,000 9,576,483
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 5,000,000 4,955,633
Revenue , 2024 A , Refunding , 4% , 11/15/43 .............................. 6,220,000 6,126,834
Revenue , 2024 A , Refunding , 5.25% , 11/15/49 ............................ 6,000,000 6,547,681
Dedicated Tax Fund , Revenue , 2012 A , Refunding , Zero Cpn., 11/15/32 ......... 10,000,000 7,564,938
Dedicated Tax Fund , Revenue , 2017 A , 5% , 11/15/47 ....................... 30,375,000 31,230,867
Dedicated Tax Fund , Revenue , 2017 B-1 , Refunding , 5% , 11/15/42 ............ 5,000,000 5,199,617
Dedicated Tax Fund , Revenue , 2017 B-1 , Refunding , 5% , 11/15/47 ............ 13,505,000 13,961,628

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Dedicated Tax Fund , Special Tax , 2024 A , 5% , 11/15/49 ..................... $ 2,500,000 $ 2,744,921
Dedicated Tax Fund , Special Tax , 2024 A , 5.25% , 11/15/54 ................... 7,500,000 8,371,688
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... 17,000,000 17,142,132
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,500,000 1,581,336
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 4,200,000 4,417,078
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,000,000 1,049,783
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/34 ....................................................... 2,510,000 2,629,235
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,100,000 1,103,765
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 8,560,000 7,871,044
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/49 .......... 635,000 697,914
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/54 .......... 1,670,000 1,813,351
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/50 . 2,360,000 2,394,935
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 2,345,000 2,370,890
University of Rochester , Revenue , 2015 A , Refunding , 5% , 7/01/37 ............ 1,780,000 1,805,435
University of Rochester , Revenue , 2017 C , Refunding , 4% , 7/01/43 ............ 22,895,000 22,936,783
University of Rochester , Revenue , 2017 D , Refunding , 4% , 7/01/43 ............ 21,550,000 21,589,329
University of Rochester , Revenue , 2023 A , 5% , 7/01/53 ..................... 10,000,000 10,905,146
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/43 .... 1,440,000 1,507,179
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/55 .... 2,605,000 2,662,080
New York City Health and Hospitals Corp. ,
Revenue , 2020 A , Refunding , 3% , 2/15/45 ............................... 1,250,000 1,009,923
Revenue , 2020 A , Refunding , 4% , 2/15/45 ............................... 1,800,000 1,768,469
Revenue , 2020 A , Refunding , 4% , 2/15/48 ............................... 880,000 846,785
New York City Housing Development Corp. ,
Revenue , 2018 K , 4% , 11/01/48 ....................................... 36,505,000 34,984,125
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 9,405,000 7,632,896
Revenue , 2019 J , 3% , 11/01/44 ....................................... 4,935,000 4,059,557
Revenue , 2020 C , FNMA Insured , 2.75% , 2/01/51 ......................... 10,000,000 6,942,619
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 3% , 1/01/46 5,000,000 4,074,011
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/49 .. 10,000,000 7,782,442
New York City Municipal Water Finance Authority ,
New York City Water & Sewer System , Revenue , 2024 CC-1 , 4.25% , 6/15/54 ..... 2,500,000 2,521,582
Water & Sewer System , Revenue , 2017 AA , 4% , 6/15/46 .................... 24,290,000 24,290,794
Water & Sewer System , Revenue , 2017 DD , 5% , 6/15/47 .................... 33,800,000 34,924,678
Water & Sewer System , Revenue , 2018 BB-1 , 5% , 6/15/46 .................. 36,375,000 37,612,470
Water & Sewer System , Revenue , 2018 CC-1 , 5% , 6/15/48 .................. 11,225,000 11,590,444
Water & Sewer System , Revenue , 2018 FF , Refunding , 5% , 6/15/40 ............ 15,000,000 15,852,117
Water & Sewer System , Revenue , 2019 DD-1 , 5% , 6/15/49 .................. 19,000,000 19,836,857
Water & Sewer System , Revenue , 2020 AA , Refunding , 5% , 6/15/40 ........... 10,000,000 10,800,223
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 8,825,000 9,459,384
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 16,750,000 18,456,249
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 A-1 , 5% , 8/01/36 ...................... 10,000,000 10,159,080
Future Tax Secured , Revenue , 2017 E-1 , 5% , 2/01/33 ...................... 6,500,000 6,786,289
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 17,500,000 18,128,254
Future Tax Secured , Revenue , 2018 A-3 , 5% , 8/01/40 ...................... 3,270,000 3,409,655
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/42 ...................... 7,410,000 7,420,034

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured , Revenue , 2019 A-1 , 5% , 8/01/40 ...................... $ 9,340,000 $ 9,848,624
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,205,000 7,240,269
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/43 ...................... 5,000,000 5,003,712
Future Tax Secured , Revenue , 2023 D-1 , 5% , 11/01/46 ..................... 10,000,000 10,893,132
Future Tax Secured , Revenue , 2024 A-1 , 4% , 5/01/53 ...................... 3,000,000 2,919,731
Future Tax Secured , Revenue , 2024 G-1 , 4.125% , 5/01/52 ................... 6,500,000 6,455,056
Future Tax Secured , Revenue , 2024 G-1 , 5% , 5/01/52 ...................... 4,000,000 4,353,207
State of New York , Revenue , 2018 S-3 , 5% , 7/15/43 ........................ 10,000,000 10,493,311
State of New York , Revenue , 2019 S-1 , 5% , 7/15/43 ........................ 22,230,000 23,326,630
State of New York , Revenue , 2020 S-1 , 4% , 7/15/41 ........................ 8,465,000 8,512,207
State of New York , Revenue , 2020 S-1B , 4% , 7/15/41 ...................... 2,465,000 2,486,405
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,106,091
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 18,000,000 13,408,047
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 91,360,000 106,820,433
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 27,000,000 32,399,490
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 5,000,000 4,253,693
Port Authority of New York & New Jersey , Revenue , 1WTC-2021 , Refunding , 4% ,
2/15/43 ........................................................ 5,000,000 4,946,630
New York Power Authority ,
Revenue , 2020 A , Refunding , 4% , 11/15/60 .............................. 11,455,000 11,148,546
SFP Transmission Project , Revenue , 2023 A , AGMC Insured , 5% , 11/15/53 ...... 3,000,000 3,314,487
New York State Dormitory Authority ,
Revenue , 2008 A-1 , 5% , 6/01/38 ...................................... 3,970,000 3,974,429
Revenue , 2009 A , AGMC Insured , 5.625% , 10/01/29 ....................... 300,000 300,600
Revenue , 2009 C , AGMC Insured , 5% , 10/01/31 .......................... 45,000 45,067
Revenue , 2009 C , AGMC Insured , 5.125% , 10/01/36 ....................... 60,000 60,100
Revenue , 2010 A , AGMC Insured , 5% , 10/01/24 ........................... 710,000 710,950
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,705,000 1,478,855
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 2,200,000 1,888,974
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/39 1,305,000 1,104,667
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/40 1,300,000 1,098,037
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/41 2,100,000 1,989,957
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/45 5,835,000 4,738,564
Educational Housing Services, Inc. , Revenue , 2005 , AMBAC Insured , 5.25% , 7/01/30 5,150,000 5,388,330
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/26 ... 6,105,000 6,224,804
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/34 ... 13,220,000 13,839,906
Fordham University , Revenue , 2020 , 4% , 7/01/50 .......................... 4,500,000 4,349,602
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 1,000,000 938,841
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 500,000 500,296
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/33 ................................................... 4,000,000 3,997,502
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/35 ................................................... 1,100,000 1,089,962
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/36 ................................................... 2,100,000 2,066,432
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/37 ................................................... 2,000,000 1,957,248
Iona College , Revenue , 2021 A , 5% , 7/01/46 ............................. 925,000 946,940
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 1,100,000 1,116,882
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 325,000 352,803
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 300,000 327,402

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/37 ...................... $ 225,000 $ 239,368
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 275,000 285,775
Memorial Sloan-Kettering Cancer Center , Revenue , 2017-1 , Refunding , 4% , 7/01/47 5,000,000 4,916,305
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/31 ......... 525,000 544,948
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,150,000 1,190,142
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 5% , 9/01/30 ......... 1,800,000 1,895,844
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/45 ......... 10,900,000 10,305,658
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/50 ......... 1,370,000 1,243,505
New School (The) , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/40 ............. 380,000 386,939
New School (The) , Revenue , 2015 A , 5% , 7/01/45 ......................... 13,845,000 13,914,703
New School (The) , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/45 ............. 660,000 672,052
New School (The) , Revenue , 2022 A , Refunding , 4% , 7/01/47 ................ 4,000,000 3,891,633
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,300,000 1,411,886
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 2,900,000 3,120,426
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/38 ............... 5,000,000 5,224,893
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/40 ............... 6,745,000 7,017,698
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/43 ............... 3,000,000 3,107,981
New York University , Revenue , 2018 A , 5% , 7/01/48 ........................ 5,000,000 5,260,364
New York University , Revenue , 2019 A , 4% , 7/01/45 ........................ 3,415,000 3,387,856
New York University , Revenue , 2019 A , 5% , 7/01/49 ........................ 50,000,000 52,983,725
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 5% , 5/01/52 .... 13,490,000 14,395,968
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 3% , 7/01/48 ....... 4,000,000 3,229,062
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/50 ....... 20,420,000 19,831,526
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/53 ....... 25,280,000 24,512,163
Pace University , Revenue , 2024 A , 5.5% , 5/01/49 .......................... 500,000 550,205
Pace University , Revenue , 2024 A , 5.5% , 5/01/56 .......................... 1,000,000 1,094,566
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/49 .............. 3,500,000 3,653,679
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/41 .............. 1,000,000 1,103,284
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/42 .............. 1,000,000 1,099,584
Rockefeller University (The) , Revenue , 2020 A , Refunding , 5% , 7/01/53 ......... 6,500,000 6,895,744
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/48 ............... 6,250,000 5,971,354
St. Joseph's College , Revenue , 2021 , 4% , 7/01/40 ......................... 225,000 196,891
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... 725,000 672,191
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 5% ,
2/15/39 ........................................................ 15,000 15,872
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/40 ........................................................ 10,000 10,715
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/41 ......... 9,895,000 10,372,463
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ 30,000 32,145
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/43 ......... 17,050,000 17,818,948
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/43 ........................................................ 30,000 32,145
State of New York Personal Income Tax , Revenue , 2017 B , 4% , 2/15/46 ......... 19,985,000 19,672,405
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 4% ,
2/15/46 ........................................................ 15,000 15,648
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5% , 3/15/45 10,000,000 10,427,632
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5.25% ,
3/15/49 ........................................................ 10,000,000 11,148,140
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5.25% ,
3/15/52 ........................................................ 8,850,000 9,827,824
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/36 ................. 9,800,000 10,147,938
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/41 ................. 10,000,000 10,330,672
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/42 ................. 10,000,000 10,315,915
State of New York Sales Tax , Revenue , 2018 A , 4% , 3/15/46 ................. 25,000,000 24,675,118
State of New York Sales Tax , Revenue , 2018 C , Refunding , 4% , 3/15/44 ........ 5,310,000 5,289,762

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/37 ........ $ 15,340,000 $ 16,383,431
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 6,235,000 6,546,792
State University of New York Dormitory Facilities , Revenue , 2017 A , 5% , 7/01/42 .. 2,970,000 3,077,308
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/42 .................................................... 780,000 835,230
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/46 .................................................... 4,000,000 4,283,229
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/43 .. 4,300,000 4,460,582
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/48 .. 7,950,000 8,228,500
State University of New York Dormitory Facilities , Revenue , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,975,000 6,524,243
State University of New York Dormitory Facilities , Revenue , 2019 A , 3% , 7/01/42 .. 4,165,000 3,497,380
State University of New York Dormitory Facilities , Revenue , 2019 A , 4% , 7/01/43 .. 1,200,000 1,187,489
Teachers College , Revenue , 2022 , Refunding , 4% , 7/01/46 .................. 6,175,000 6,087,348
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund , Revenue , 2017 A , Refunding , 5% , 6/15/46 17,250,000 17,850,704
State of New York State Revolving Fund , Revenue , 2017 E , 5% , 6/15/42 ........ 8,355,000 8,692,774
State of New York State Revolving Fund , Revenue , 2017 E , 5% , 6/15/47 ........ 4,345,000 4,490,759
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/43 ........ 8,000,000 8,390,800
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/48 ........ 18,610,000 19,368,037
State of New York State Revolving Fund , Revenue , 2022 B , 5.25% , 9/15/52 ...... 5,000,000 5,536,506
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 1,958,165
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 12,000,000 11,998,949
Revenue , 2019 B , 3% , 1/01/46 ........................................ 4,200,000 3,388,091
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 19,430,934
Revenue , 2019 B , 4% , 1/01/53 ........................................ 15,000,000 14,463,670
Revenue , L , Refunding , 5% , 1/01/35 ................................... 3,000,000 3,196,493
Revenue , N , 4% , 1/01/46 ............................................ 10,000,000 9,838,945
Revenue , P , Refunding , 5.25% , 1/01/54 ................................. 1,000,000 1,122,944
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/46 4,125,000 4,488,607
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/48 25,000,000 27,032,850
New York State Urban Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 C , Refunding , 5% , 3/15/40 8,400,000 8,783,064
State of New York Personal Income Tax , Revenue , 2019 A , 5% , 3/15/42 ......... 10,000,000 10,488,475
State of New York Personal Income Tax , Revenue , 2020 A , 5% , 3/15/41 ......... 5,000,000 5,441,094
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,500,000 5,684,377
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 12,400,000 12,402,264
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 6,305,000 6,631,916
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 11,000,000 11,370,085
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 26,500,000 25,526,676
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,389,378
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 2,130,000 1,964,687
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/46 ............ 6,000,000 5,333,954
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 4/30/53 ............. 19,875,000 17,070,594
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/34 ... 450,000 480,050
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/35 ... 400,000 425,368
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/36 ... 400,000 423,767
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/37 ... 350,000 369,847
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/38 ... 300,000 296,778
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/39 ... 400,000 394,349
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/40 ... 2,555,000 2,499,721
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/42 ... 910,000 877,701
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,200,000 1,310,143
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/34 ... 2,000,000 2,172,936

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/36 ... $ 2,000,000 $ 2,157,899
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/39 ... 4,545,000 4,555,915
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/41 ... 10,300,000 10,208,786
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/42 ... 9,690,000 9,588,135
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/42 ............. 6,000,000 6,283,523
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 6,500,000 7,105,723
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.125% , 6/30/60 .............. 10,000,000 10,420,986
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 15,160,000 15,819,698
JFK NTO LLC , Revenue , 2024 , 5% , 6/30/60 .............................. 13,000,000 13,284,775
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 10,500,000 11,191,683
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,800,152
b
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 2,150,000 2,369,088
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 200,000 194,217
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 245,000 230,044
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 460,000 470,640
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 820,000 831,629
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/32 .................. 725,000 776,972
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 315,000 315,003
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 350,000 346,277
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 475,000 454,177
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 530,000 492,067
Onondaga County Trust for Cultural Resources ,
Syracuse University , Revenue , 2019 , Refunding , 5% , 12/01/43 ................ 5,000,000 5,326,785
Syracuse University , Revenue , 2019 , Refunding , 4% , 12/01/47 ................ 17,000,000 16,815,589
Port Authority of New York & New Jersey ,
Revenue , 194 , Refunding , 5% , 10/15/41 ................................. 10,000,000 10,182,052
Revenue , 200 , Refunding , 5% , 4/15/57 ................................. 11,040,000 11,343,542
Revenue , 2014 , 5% , 9/01/34 ......................................... 2,500,000 2,639,347
Revenue , 205th , Refunding , 5% , 5/15/57 ................................ 13,000,000 13,452,052
Revenue , 211th , Refunding , 5% , 9/01/48 ................................ 41,730,000 43,514,504
Revenue , 214th , 4% , 9/01/38 ......................................... 5,000,000 5,006,423
Revenue , 217th , 4% , 11/01/41 ........................................ 10,000,000 9,997,366
Revenue , 221 , 4% , 7/15/45 .......................................... 7,610,000 7,330,259
Revenue , 221 , 4% , 7/15/50 .......................................... 15,250,000 14,353,036
Revenue , 234 , Refunding , 5.5% , 8/01/52 ................................ 4,000,000 4,340,087
Revenue , 238 , Refunding , 5% , 7/15/37 ................................. 4,000,000 4,395,879
Revenue , 240 , Refunding , 5% , 7/15/53 ................................. 2,500,000 2,725,178
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,174,801
Schenectady County Capital Resource Corp. ,
Trustees of Union College , Revenue , 2017 , Refunding , 5% , 1/01/40 ............ 2,600,000 2,691,524
Trustees of Union College , Revenue , 2017 , Refunding , 5% , 1/01/47 ............ 6,590,000 6,761,342
Trustees of Union College , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ......... 700,000 772,174
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/34 ............... 465,000 499,722
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/35 ............... 475,000 508,622
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/36 ............... 500,000 532,838
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/37 ............... 525,000 558,205
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/38 ............... 435,000 459,647
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/39 ............... 400,000 419,335
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/40 ............... 475,000 496,230
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/41 ............... 525,000 546,623
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/47 ........... 1,820,000 1,992,826
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ........... 2,500,000 2,717,061

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
$ 25,000,000 $ 25,143,598
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/35 ............................. 2,345,000 2,383,223
Revenue , 2021 A-2 , Refunding , 4% , 6/01/36 ............................. 2,425,000 2,455,406
Revenue , 2021 A-2 , Refunding , 4% , 6/01/37 ............................. 1,250,000 1,263,133
Revenue , 2021 A-2 , Refunding , 4% , 6/01/38 ............................. 1,000,000 1,006,385
Revenue , 2021 A-2 , Refunding , 4% , 6/01/39 ............................. 1,465,000 1,467,506
Revenue , 2021 A-2 , Refunding , 4% , 6/01/40 ............................. 1,415,000 1,406,752
Revenue , 2021 A-2 , Refunding , 4% , 6/01/41 ............................. 1,340,000 1,322,215
Revenue , 2021 A-2 , Refunding , 4% , 6/01/50 ............................. 4,500,000 4,130,453
Revenue , 2021 B-1 , Refunding , 4% , 6/01/50 ............................. 4,285,000 4,284,096
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 4% , 7/01/35 ................................. 735,000 731,268
Revenue , 2021 , Refunding , 4% , 7/01/36 ................................. 750,000 742,021
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,358,329
Triborough Bridge & Tunnel Authority ,
Revenue , 2013 A , Refunding , Zero Cpn., 11/15/31 ......................... 5,000,000 3,920,529
Revenue , 2017 A , Refunding , 5% , 11/15/38 .............................. 3,000,000 3,119,793
Revenue , 2017 A , Refunding , 5% , 11/15/47 .............................. 18,120,000 18,635,392
Revenue , 2017 B , Refunding , 5% , 11/15/37 .............................. 8,055,000 8,386,168
Revenue , 2017 C-2 , 5% , 11/15/42 ..................................... 18,190,000 18,940,061
Revenue , 2020 A , 5% , 11/15/49 ....................................... 10,000,000 10,621,171
Revenue , 2020 A , 5% , 11/15/54 ....................................... 10,000,000 10,592,694
Revenue , 2024 A-1 , 5.25% , 11/15/51 ................................... 5,000,000 5,579,700
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2021 A-1 , Refunding , 5% , 5/15/51 .................................... 20,000,000 21,312,448
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , Zero Cpn., 11/15/36 ............................ 6,250,000 3,945,927
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , Zero Cpn., 11/15/39 ............................ 1,115,000 603,887
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 4.125% , 5/15/54 ................................ 5,000,000 4,952,944
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 19,000,000 21,081,438
Sales Tax , Revenue , 2023 A , 4% , 5/15/48 ............................... 9,175,000 9,036,199
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/64 ........................... 10,000,000 11,002,071
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 4% , 9/01/33 ................................. 100,000 102,746
Revenue , 2021 , Refunding , 4% , 9/01/34 ................................. 160,000 164,158
Revenue , 2021 , Refunding , 4% , 9/01/35 ................................. 180,000 183,494
Revenue , 2021 , Refunding , 4% , 9/01/36 ................................. 280,000 283,914
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/35 ...... 3,200,000 3,501,588
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/37 ...... 5,000,000 5,411,939
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/38 ...... 3,800,000 4,090,650
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... 1,500,000 1,486,931
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 4% ,
12/01/34 ....................................................... 1,000,000 1,039,848
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,250,000 1,292,760
Utility Debt Securitization Authority ,
Revenue , 2017 , 5% , 12/15/39 ........................................ 5,750,000 6,045,063
Revenue , 2017 , 5% , 12/15/40 ........................................ 10,000,000 10,497,545
Revenue , 2017 , 5% , 12/15/41 ........................................ 8,500,000 8,907,509
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 4.25% , 1/01/45 2,925,000 2,870,153

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Westchester County Local Development Corp., (continued)
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/51 ... $ 2,500,000 $ 2,568,015
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 2,250,000 2,504,682
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 2,260,000 2,488,606
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5.75% , 11/01/49 .......................................... 1,000,000 1,134,486
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5% , 11/01/51 ............................................. 1,200,000 1,279,537
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , 6.25% ,
11/01/52 ....................................................... 1,000,000 1,141,103
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5.75% , 11/01/53 .......................................... 1,000,000 1,127,862
Western Nassau County Water Authority ,
Revenue , 2015 A , Pre-Refunded , 5% , 4/01/40 ............................ 1,400,000 1,418,606
Revenue , 2015 A , Pre-Refunded , 5% , 4/01/45 ............................ 2,250,000 2,279,903
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 .........
1,600,000 1,724,565
2,510,124,683
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,900,000 6,042,697
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 6,900,000 6,042,697
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 16,250,000 12,380,449
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 5,085,461
29,551,304
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,363,424
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 8,214,243
12,577,667
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,900,000 6,044,308
Wisconsin 0.3%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 6,500,000 5,472,409
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,552,969
7,025,378
U.S. Territories 2.3%
Guam 0.3%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5% , 10/01/28 .............................. 540,000 553,267
Revenue , 2023 A , Refunding , 5.25% , 10/01/29 ............................ 700,000 730,767
Revenue , 2023 A , Refunding , 5.25% , 10/01/31 ............................ 775,000 806,987
Revenue , 2023 A , Refunding , 5.375% , 10/01/33 ........................... 525,000 551,134
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ 685,000 704,870
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 540,190
Revenue , 2023 A , Refunding , 5.375% , 10/01/43 ........................... 1,250,000 1,276,780
Guam Power Authority ,
Revenue , 2024 A , Refunding , 5% , 10/01/34 .............................. 710,000 807,557
Revenue , 2024 A , Refunding , 5% , 10/01/35 .............................. 500,000 566,248
Revenue , 2024 A , Refunding , 5% , 10/01/36 .............................. 450,000 506,464

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Guam Power Authority, (continued)
Revenue , 2024 A , Refunding , 5% , 10/01/37 .............................. $ 455,000 $ 509,153
Revenue , 2024 A , Refunding , 5% , 10/01/38 .............................. 575,000 641,107
Revenue , 2024 A , Refunding , 5% , 10/01/40 .............................. 520,000 572,538
Revenue , 2024 A , Refunding , 5% , 10/01/42 .............................. 250,000 271,818
9,038,880
Puerto Rico 2.0%
HTA TRRB Custodial Trust ,
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 119,118 119,487
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 164,300 164,951
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,037,880
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 22,313,000 22,145,641
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 26,245,000 26,361,069
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/51 ............................. 20,000,000 4,908,246
54,737,274
Total U.S. Territories .................................................................... 63,776,154
Total Municipal Bonds (Cost $ 2,768,814,877 ) ...................................
2,745,583,628
Total Long Term Investments (Cost $ 2,775,514,877 ) .............................
2,752,471,023
a
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
New York 0.6%
e
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 4% , 10/01/46 .............
4,300,000 4,300,000
e
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 BB-1B , SPA State Street Bank & Trust Co. ,
Daily VRDN and Put , 4% , 6/15/49 .................................... 100,000 100,000
Water & Sewer System , Revenue , 2021 EE-1 , SPA US Bank NA , Daily VRDN and
Put , 3.6% , 6/15/45 ............................................... 1,490,000 1,490,000
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 4% ,
6/15/33 ........................................................ 8,700,000 8,700,000
Water & Sewer System , Revenue , BB-1 A , SPA State Street Bank & Trust Co. , Daily
VRDN and Put , 4% , 6/15/49 ........................................ 2,800,000 2,800,000
17,390,000
Total Municipal Bonds (Cost $ 17,390,000 ) ......................................
17,390,000
Total Short Term Investments (Cost $ 17,390,000 ) ................................
17,390,000
a
Total Investments (Cost $ 2,792,904,877 ) 99.0% ..................................
$2,769,861,023
Other Assets, less Liabilities 1.0% .............................................
27,427,079
Net Assets 100.0% ...........................................................
$2,797,288,102

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 29 .
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $113,402,108, representing 4.1% of net assets.
c
The maturity date shown represents the mandatory put date.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,792,904,877
Value - Unaffiliated issuers .................................................................. $2,769,861,023
Cash .................................................................................... 683,460
Receivables:
Capital shares sold ........................................................................ 590,186
Interest ................................................................................. 33,488,270
Total assets .......................................................................... 2,804,622,939
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,110,660
Capital shares redeemed ................................................................... 3,860,657
Management fees ......................................................................... 1,072,899
Distribution fees .......................................................................... 259,226
Transfer agent fees ........................................................................ 344,258
Trustees' fees and expenses ................................................................. 4,459
Distributions to shareholders ................................................................. 550,570
Accrued expenses and other liabilities ........................................................... 132,108
Total liabilities ......................................................................... 7,334,837
Net assets, at value ................................................................. $2,797,288,102
Net assets consist of:
Paid-in capital ............................................................................. $3,228,028,869
Total distributable earnings (losses) ............................................................. (430,740,767)
Net assets, at value ................................................................. $2,797,288,102

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $354,551,433
Shares outstanding ........................................................................ 35,286,215
Net asset value per share
a ,b
.................................................................. $10.05
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $10.44
Class A1:
Net assets, at value ....................................................................... $1,799,531,288
Shares outstanding ........................................................................ 178,976,755
Net asset value per share
a ,b
.................................................................. $10.05
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $10.44
Class C:
Net assets, at value ....................................................................... $55,148,837
Shares outstanding ........................................................................ 5,491,168
Net asset value and maximum offering price per share
a ,b
............................................ $10.04
Class R6:
Net assets, at value ....................................................................... $106,154,348
Shares outstanding ........................................................................ 10,543,987
Net asset value and maximum offering price per share
b
............................................. $10.07
Advisor Class:
Net assets, at value ....................................................................... $481,902,196
Shares outstanding ........................................................................ 47,895,955
Net asset value and maximum offering price per share
b
............................................. $10.06
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New
York Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $55,438,871
Expenses:
Management fees (Note 3 a ) ................................................................... 6,472,598
Distribution fees: (Note 3c )
Class A ................................................................................ 444,957
Class A1 ............................................................................... 925,837
Class C ................................................................................ 193,838
Transfer agent fees: (Note 3e )
Class A ................................................................................ 100,659
Class A1 ............................................................................... 523,538
Class C ................................................................................ 16,854
Class R6 ............................................................................... 8,995
Advisor Class ............................................................................ 138,622
Custodian fees (Note 4 ) ...................................................................... 8,603
Reports to shareholders fees .................................................................. 37,474
Registration and filing fees .................................................................... 60,496
Professional fees ........................................................................... 32,047
Trustees' fees and expenses .................................................................. 17,461
Other .................................................................................... 95,894
Total expenses ......................................................................... 9,077,873
Expense reductions (Note 4 ) ............................................................... (11,398)
Net expenses ......................................................................... 9,066,475
Net investment income ................................................................ 46,372,396
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (5,348,780)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 11,387,298
Net realized and unrealized gain (loss) ............................................................ 6,038,518
Net increase (decrease) in net assets resulting from operations .......................................... $52,410,914

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Tax-Free Income Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $46,372,396 $91,806,923
Net realized gain (loss) ................................................. (5,348,780) (21,584,688)
Net change in unrealized appreciation (depreciation) ........................... 11,387,298 112,617,703
Net increase (decrease) in net assets resulting from operations ................ 52,410,914 182,839,938
Distributions to shareholders:
Class A ............................................................. (5,505,612) (10,877,666)
Class A1 ............................................................ (29,999,346) (62,187,850)
Class C ............................................................. (802,745) (2,028,402)
Class R6 ............................................................ (1,747,207) (2,960,499)
Advisor Class ........................................................ (8,184,247) (13,095,135)
Total distributions to shareholders .......................................... (46,239,157) (91,149,552)
Capital share transactions: (Note 2 )
Class A ............................................................. (7,786,052) (88,705)
Class A1 ............................................................ (96,000,501) (175,889,187)
Class C ............................................................. (9,063,045) (26,842,622)
Class R6 ............................................................ 7,111,439 9,158,421
Advisor Class ........................................................ (8,613,476) 141,520,411
Total capital share transactions ............................................ (114,351,635) (52,141,682)
Net increase (decrease) in net assets ................................... (108,179,878) 39,548,704
Net assets:
Beginning of period ..................................................... 2,905,467,980 2,865,919,276
End of period .......................................................... $2,797,288,102 $2,905,467,980

Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
August 31, 2024
Year Ended
February 29, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,230,239 $22,290,628 6,270,850 $61,249,057
Shares issued in reinvestment of distributions .......... 511,112 5,084,420 1,008,368 9,876,215
Shares redeemed ............................... (3,525,111) (35,161,100) (7,303,081) (71,213,977)
Net increase (decrease) .......................... (783,760) $(7,786,052) (23,863) $(88,705)
Class A1 Shares:
Shares sold ................................... 900,820 $8,996,633 2,951,490 $29,183,191
Shares issued in reinvestment of distributions .......... 2,553,840 25,412,111 5,307,682 52,014,086
Shares redeemed ............................... (13,069,900) (130,409,245) (26,287,428) (257,086,464)
Net increase (decrease) .......................... (9,615,240) $(96,000,501) (18,028,256) $(175,889,187)
Class C Shares:
Shares sold ................................... 179,395 $1,786,681 476,435 $4,655,446
Shares issued in reinvestment of distributions .......... 77,264 767,967 198,347 1,940,517
Shares redeemed
a
.............................. (1,163,268) (11,617,693) (3,446,584) (33,438,585)
Net increase (decrease) .......................... (906,609) $(9,063,045) (2,771,802) $(26,842,622)
Class R6 Shares:
Shares sold ................................... 1,243,687 $12,427,000 2,780,893 $27,498,026
Shares issued in reinvestment of distributions .......... 154,231 1,537,435 262,561 2,578,133
Shares redeemed ............................... (686,033) (6,852,996) (2,128,802) (20,917,738)
Net increase (decrease) .......................... 711,885 $7,111,439 914,652 $9,158,421
Advisor Class Shares:
Shares sold ................................... 4,540,948 $45,340,911 32,768,105 $311,543,494
Shares issued in reinvestment of distributions .......... 800,458 7,973,038 1,273,591 12,501,147
Shares redeemed ............................... (6,205,903) (61,927,425) (18,982,074) (182,524,230)
Net increase (decrease) .......................... (864,497) $(8,613,476) 15,059,622 $141,520,411
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended August 31, 2024, the annualized gross effective investment management fee rate was 0.452% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,288
CDSC retained .............................................................................. $7,833
3 . Transactions with Affiliates (continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$299,472 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2025.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2024, these purchase and sale transactions aggregated $87,785,000 and $77,180,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended August 31, 2024, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2024, the capital loss carryforwards were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $92,665,269
Long term ................................................................................ 312,512,002
Total capital loss carryforwards ............................................................... $405,177,271
3 . Transactions with Affiliates (continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At August 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2024, aggregated
$169,648,915 and $263,752,678, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2024, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Cost of investments .......................................................................... $2,793,136,348
Unrealized appreciation ........................................................................ $58,140,979
Unrealized depreciation ........................................................................ (81,416,304)
Net unrealized appreciation (depreciation) .......................................................... $(23,275,325)
5. Income Taxes
(continued)

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Notes to Financial Statements (unaudited)

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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 6,887,395 $ 6,887,395
Municipal Bonds ......................... — 2,745,583,628 — 2,745,583,628
Short Term Investments ................... — 17,390,000 — 17,390,000
Total Investments in Securities ........... $— $2,762,973,628 $6,887,395 $2,769,861,023
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
FNMA Federal National Mortgage Association
GO General Obligation
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
9. Fair Value Measurements
(continued)

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager)
and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional New York municipal debt funds. The
Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee

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and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A shares and Class M shares for the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in the Expense Group.
The Expense Group for the Fund included the Fund and 10 other New York municipal debt funds. The Board noted that the Management Rate for the Fund was slightly above the median of its Expense Group, but its actual total expense ratio was below the median and in the first quintile (least expensive) of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential

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economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4315-SFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) N/A

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	October 31, 2024